INVESTMENT SECURITIES (Schedule of Investments by Contractual Maturity) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Jun. 30, 2013
AVAILABLE FOR SALE, Amortized cost
Due in one year or less	$ 12,474
Due after one through two years	13,720
Due after two through three years	1,003
Due after three through five years
Due after five through ten years	992
Due after ten years
Total	28,189
AVAILABLE FOR SALE, Fair value
Due in one year or less	12,531
Due after one through two years	13,830
Due after two through three years	1,019
Due after three through five years
Due after five through ten years	1,007
Due after ten years
Total	28,387
AVAILABLE FOR SALE, Weighted average yield
Due in one year or less	1.59%
Due after one through two years	1.56%
Due after two through three years	1.33%
Due after three through five years	0.00%
Due after five through ten years	1.57%
Due after ten years	0.00%
Total	1.56%
HELD TO MATURITY, Amortized cost
Due in one year or less	999
Due after one through two years
Due after two through three years	523
Due after three through five years	3,677
Due after five through ten years
Due after ten years	16,848
Total	22,047	26,420
HELD TO MATURITY, Fair value
Due in one year or less	1,040
Due after one through two years
Due after two through three years	580
Due after three through five years	4,119
Due after five through ten years
Due after ten years	16,741
Total	$ 22,480	$ 26,956
HELD TO MATURITY, Weighted average yield
Due in one year or less	6.44%
Due after one through two years	0.00%
Due after two through three years	6.17%
Due after three through five years	6.09%
Due after five through ten years	0.00%
Due after ten years	3.35%
Total	4.01%